SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Attributable to Parent [Abstract]
Schedule of Authorized, Issued and Outstanding Share Capital
Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	December 31	December 31,
	2019 and 2018	2019	2018
	Number of shares

Ordinary shares of par value NIS 3.0 each	10,000,000	4,380,268	2,028,552

Schedule of Employee Option Activity
A summary of employee option activity under the Plan as of December 31, 2019 and changes during the year ended December 31, 2019 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2019	60,857	4.17	102	-
Granted	62,662	5.12	111	12

Outstanding at December 31, 2019	123,519	4.65	107	12

Exercisable at December 31, 2019	25,022	4.17	102	-